Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Marketable Securities
Marketable Securities

Note 4 – Marketable Securities

The Company owns marketable securities (common stock) as outlined below:

Balance, December 31, 2022	$372,972
Fair value adjustment	(101,675)

Balance, March 31, 2023	$271,297

The Company classifies its marketable securities as available for sale.

During the year ended December 31, 2022, the Company received 7,050,000 common shares from a related party with a value of $126,697 related to the option of the Fish Lake Property.

During the year ended December 31, 2022, the Company received 7,050,000 common shares from a related party with a value of $126,697 related to the option of the North Big Smoky Property.

Note 4 – Marketable Securities

The Company owns marketable securities (common stock) as outlined below:

Balance, December 31, 2021	$393,481
Additions	253,394
Disposals	(15,214)
Fair value adjustment	(258,689)

Balance, December 31, 2022	$372,972

The Company classifies it’s marketable securities as available for sale.

During the year ended December 31, 2022, the Company received 7,050,000 common shares from a related party with a value of $126,697 related to the option of the Fish Lake Property.

During the year ended December 31, 2022, the Company received 7,050,000 common shares from a related party with a value of $126,697 related to the option of the North Big Smoky Property.